ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30,	December 31,
	2026	2025
Accrued interest	$64,252,834	$49,989,414
Accrued separation expense	10,175,814	5,862,500
Other accrued expenses	2,742,434	5,076,951
Accrued expenses and other current liabilities	$77,171,082	$60,928,865

NOTE 6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,
	2025	2024
Accrued interest	$49,989,414	$19,362,859
Other accrued expenses	8,242,451	1,001,804
Accrued expenses and other current liabilities	$58,231,865	$20,364,663